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Shelton Core Value Fund
SHELTON CORE VALUE FUND Ticker Symbols: EQTIX and EQTKX
Investment Objective
The Fund's investment objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fee paid directly from your investment)
Shareholder Fees - Shelton Core Value Fund - USD ($)	Direct Shares	K Shares
Sales and redemption charges	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Shelton Core Value Fund	Direct Shares	K Shares
Management fees	0.50%	0.50%
Distribution (12b-1) fees	none	0.25%
Other expenses	0.32%	0.57%
Total Annual Operating Expenses	0.82%	1.32%

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Shelton Core Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Direct Shares	84	262	455	1,014
K Shares	134	418	723	1,590

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in U.S. equity securities that generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund's policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. Shelton Capital Management, the investment advisor to the Fund "Shelton", seeks to purchase equity securities for the Fund's portfolio consistent with the Fund's investment objective, such as when Shelton Capital Management believes such securities have income producing potential, a potential for capital appreciation or value potential.

The Fund seeks to deliver capital appreciation and an enhanced cash flow through writing covered calls and/or selling cash secured puts on portfolio positions, thereby enhancing the distribution rates to shareholders. The strategy is used to either reduce overall volatility or add incremental cash flow. The covered calls are strategically sold to generate option premium cash flow in addition to the portfolio's dividends. A cash secured put involves selling put options and simultaneously setting aside enough cash or margin to buy the stock if an assignment occurs. The Fund may also buy protective puts. A protective put is a risk-management strategy where a put or puts are purchased against a long stock or other long portfolio position. The objective of buying puts is to reduce the directional risk and exposure of the individual portfolio while allowing for upside gains if the stock or portfolio continues to increase in value.

When the market price of a stock equals or exceeds the strike price of a covered call option written against it, Shelton Capital Management may allow all or a portion of the stock to be sold or "called away" by the option buyer. Shelton Capital Management may sell portfolio securities for a variety of reasons, including when it believes such securities are no longer consistent with the Fund's investment objective, other securities appear to offer more compelling opportunities, or to meet redemption requests.

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in cash, U.S. Treasury bills or money market instruments to meet redemption requests and other liquidity needs. The Fund may invest in stock futures contracts to keep the net assets of the Fund fully invested in the equity markets in circumstances when the Fund is holding treasury bills, money market instruments, similar investments or cash in the portfolio. Utilizing futures allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Principal Risks of Investing

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund's target index may, at times, become focused in stocks of a sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Option Call and Put Risk. The Fund's option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending a premium to protect the downward movement of the value of a position in the Fund's portfolio. In the event the value of the position went up during the life of the put option, the option would expire without value and the Fund will have lost the premium paid.

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund's use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Sector Risks. The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as the potential for capital appreciation. At times, the Fund may hold a concentrated position in the banking and financial sector. Therefore, the Funds' performance may be significantly impacted by the performance of this sector.

Stock Futures Risk. The Fund's primary risks are associated with changes in the stock market. However, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund's performance will be impacted.

Value Securities Risks. Value stocks are typically purchased at prices that appear to be low relative to other similar securities. Often these companies might be "out of favor" with the market as a whole because of business weakness or failures. Value stocks may fall out of favor with investors and underperform other asset types during any given period. A company may never achieve a normalization of the stock price that the Adviser anticipates.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website (www.sheltoncap.com) or by calling (800) 955-9988.

Best Quarter:18.63% (Q2, 2009)

Worst Quarter: -20.02% (Q4, 2008)

Year to date performance as of 9/30/19: 18.15%

Date of inception: 9/4/96

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/18)
Average Annual Total Returns - Shelton Core Value Fund	1 Year	5 Years	10 Years
Direct Shares	(10.02%)	4.82%	11.11%
Direct Shares | After Taxes on Distributions	(24.98%)	(0.60%)	7.89%
Direct Shares | After Taxes on Distributions and Sales	(14.49%)	0.76%	7.51%
S&P/Citigroup Value Index	(8.97%)	6.04%	11.21%
S&P 500 Composite Stock Price Index	(4.39%)	8.48%	13.11%

It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.